SECURITIES AVAILABLE FOR SALE (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 103,104,164	$ 103,912,471
Gross Unrealized Gains	1,242,853	1,233,668
Gross Unrealized (Losses)	(590,403)	(920,447)
Fair Value	103,756,614	104,225,692
U.S. government agency obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,183,789	26,280,359
Gross Unrealized Gains	26,006	31,628
Gross Unrealized (Losses)	(161,693)	(442,381)
Fair Value	29,048,102	25,869,606
State and municipal securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	44,746,083	44,828,579
Gross Unrealized Gains	1,156,547	1,025,719
Gross Unrealized (Losses)	(168,391)	(280,690)
Fair Value	45,734,239	45,573,608
Other securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 3,501	$ 3,501
Gross Unrealized Gains
Gross Unrealized (Losses)
Fair Value	$ 3,501	$ 3,501
Mortgage-backed: residential
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,170,791	32,800,032
Gross Unrealized Gains	60,300	176,321
Gross Unrealized (Losses)	(260,319)	(197,376)
Fair Value	$ 28,970,772	$ 32,778,977